Document and Entity Information	12 Months Ended
Dec. 31, 2021
Document and Entity Information [Abstract]
Document Type	S-1
Entity Registrant Name	Evolv Technologies Holdings, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001805385
Amendment Flag	true
Amendment Description	Post-Effective Amendment No. 2